Organization (Details) (USD $)	0 Months Ended		12 Months Ended			20 Months Ended	64 Months Ended	0 Months Ended	42 Months Ended	0 Months Ended
	Apr. 25, 2013	Feb. 15, 2013	Dec. 31, 2014 property	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 property	Dec. 31, 2013	Apr. 25, 2013	Apr. 25, 2013	Dec. 15, 2014	May 07, 2014	Nov. 06, 2009	Aug. 29, 2008	Aug. 28, 2008	Dec. 27, 2014
Organization (Textual) [Abstract]
Agreement term			1 year
Number of successive period			1 year
Number of shares outstanding			129,763,016	49,893,502		129,763,016	49,893,502							100
Common stock value purchased by Advisor														$ 1,000
Number of common shares												82,500,000
Common stock offer price per share (in dollars per share)		$ 10.28
Shares price offered through the DRP as a percentage of revised offering share price		95.00%
Shares price offered through the DRP (in dollars per share)		$ 9.77
IPO termination date	Apr. 25, 2013
Number of shares issued						107,144,337
Proceeds from Issuance of Common Stock			698,084,000	326,979,000	65,229,000	1,100,000,000
Common Stock Subject to Redemption			1,200,000	200,000		1,200,000	200,000
Repurchase of common stock			2,560,000	614,000	219,000		3,500,000
Payments to Acquire Limited Partnership Interests													200,000
Initial capital contribution			1,000			1,000
General partner interest obtained			1.00%			1.00%
Limited partnership, Company's ownership interest			82.00%
Limited partnership, Company's ownership interest, common units			96.00%
Number of properties contributed			5			5
Limited liability partnership interest held, preferred units			15.00%
Advisor [Member]
Organization (Textual) [Abstract]
Limited liability partnership interest held													99.00%
Sponsor and Affiliates [Member]
Organization (Textual) [Abstract]
Limited liability partnership interest held			2.00%			2.00%
Third parties [Member]
Organization (Textual) [Abstract]
Limited liability partnership interest held			16.00%			16.00%
Private Offering
Organization (Textual) [Abstract]
Proceeds from issuance of private placement			1,300,000,000
Sale to Public
Organization (Textual) [Abstract]
Number of common shares												75,000,000
Common stock offer price per share (in dollars per share)												10.00
Number of shares issued								19,200,570	19,200,570
Proceeds from shares issued								191,500,000	191,500,000
Distribution Reinvestment Plan
Organization (Textual) [Abstract]
Number of common shares												7,500,000
Common stock offer price per share (in dollars per share)												9.50
Number of shares initially offered	10,200,000
Common stock of the Company pursuant to the distribution reinvestment plan	100,000,000							100,000,000	100,000,000
Number of shares issued			3,526,030			1,774,208
Proceeds from Issuance of Common Stock						17,300,000
Proceeds From Distribution Reinvestment Plan			34,700,000
Value of shares for sale											75,000,000
Shares Issued, Price Per Share															$ 10.40
Revised share offering price										$ 10.40
Number of days notice required for DRP termination											10 days
Common stock issued			57,700,000	12,700,000		57,700,000	12,700,000
Primary Follow-On Offering and Primary Public Offering [Member]
Organization (Textual) [Abstract]
Common stock offer price per share (in dollars per share)	10.28							$ 10.28	$ 10.28
Maximum follow-on public offering approved	1,000,000,000.0							$ 1,000,000,000.0	$ 1,000,000,000.0
Number of shares initially offered	97,200,000